Document and Entity Information	Jul. 12, 2023
Cover [Abstract]
Entity Registrant Name	INTEVAC INC
Amendment Flag	true
Entity Central Index Key	0001001902
Document Type	8-K/A
Document Period End Date	Jul. 12, 2023
Entity Incorporation State Country Code	DE
Entity File Number	0-26946
Entity Tax Identification Number	94-3125814
Entity Address, Address Line One	3560 Bassett Street
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(408)
Local Phone Number	986-9888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($0.001 par value)
Trading Symbol	IVAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K originally filed with the U.S. Securities and Exchange Commission by Intevac, Inc. (the “Company”) on July 18, 2023 (the “Original Report”). As previously reported in the Original Report, on July 14, 2023, the Company’s Board of Directors (“the Board”) appointed Kevin H. Soulsby as interim Chief Financial Officer. The sole purpose of this Amendment is to disclose changes to Mr. Soulsby’s compensation as a result of such appointment.